Leases (Details) - Schedule of Lease Expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs					$ 60,442	$ 47,624
Short-term lease costs					8,835	8,835
Variable lease costs					43,077	32,450
Lease operating expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs		$ 1,451	$ 968	$ 2,903	4,355	5,806
Gathering and processing expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs	$ 90,000		$ 180,000		180,000
Variable lease costs					$ 120,000